Other Non-Current Liabilities	12 Months Ended
Dec. 31, 2020
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Other Non-Current Liabilities
NOTE 21: OTHER NON-CURRENT LIABILITIES

(€’000)	As at December 31,
	2020	2019
Onerous contracts - non-current liabilities	371	—

Total Other non-current liabilities	371	—

As of December 2020, the Group recorded a provision for onerous contracts for a total amount of €0.9 million in order to cover the contractual obligations, mainly on clinical activities follow-up and studies closing costs, after the Group’s decision to discontinue the development of first-generation, autologous CAR T candidate CYAD-01. The non-current portion of this provision reaches an amount of €0.4 million. The current portion of the provision reaches an amount of €0.5 million (see note 22).